Short-Term Loans and Long-Term Debt (Aggregate Annual Maturities of Long-Term Debt Outstanding) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt and Capital Lease Obligations, Including Current Maturities [Abstract]
2018	¥ 5,930
2019	2,372
2020	404
2021	490,342
2022	48
Thereafter	72
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 499,168	¥ 612,538